Concentration of major customers and suppliers (Details Narrative)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
One Customer
Total sales	27.70%	39.00%
Accounts receivable	57.00%	65.00%
Customer Two
Total sales	21.70%
Accounts receivable	26.50%	34.00%
Supplier One
Total Purchase	16.70%	33.00%
Advances to supplier	27.00%	35.00%
Supplier Two
Total Purchase	15.70%	15.00%
Advances to supplier	26.50%	26.00%
Supplier Three
Total Purchase	12.80%	12.00%
Advances to supplier	20.70%	15.00%
Supplier Four
Total Purchase	12.20%
Advances to supplier	13.80%	15.00%
Supplier Five
Advances to supplier	10.40%